Shareholder Report, Holdings (Details) - Christopher Weil & Company Core Investment Fund	Nov. 30, 2024
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	19.27%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.09%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.52%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.48%
Communications
Holdings [Line Items]
Percent of Net Asset Value	8.29%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Options
Holdings [Line Items]
Percent of Net Asset Value	0.51%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
Goldman Sachs FS Government Fund Institutional
Holdings [Line Items]
Percent of Net Asset Value	19.36%
Berkshire Hathaway Inc. - Class B
Holdings [Line Items]
Percent of Net Asset Value	6.96%
United Therapeutics Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Alphabet Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.46%
Markel Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Veralto Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Brookfield Renewable Corporation - Class A (Canada)
Holdings [Line Items]
Percent of Net Asset Value	3.05%
RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%